Significant Accounting Policies - Intangible assets, net (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) instrument	Dec. 31, 2023 CNY (¥) instrument	Dec. 31, 2022 CNY (¥)
Significant Accounting Policies
Impairment charges	¥ 0	¥ 0	¥ 0
Impairment losses	¥ 0	¥ 0	20,900
Number of instruments held | instrument	0	0
Gain (loss) on fair value change of financial instruments	¥ 0	¥ 0	¥ 145,200
Licenses
Significant Accounting Policies
Estimated useful lives	5 years
Software
Significant Accounting Policies
Estimated useful lives	10 years
Content
Significant Accounting Policies
Estimated useful lives	5 years
Brand name
Significant Accounting Policies
Estimated useful lives	10 years
Technology
Significant Accounting Policies
Estimated useful lives	5 years